SHORT-TERM BANK BORROWINGS (Details)				1 Months Ended			12 Months Ended
	Dec. 20, 2018 CNY (¥)	Aug. 10, 2017 USD ($)	Aug. 10, 2017 CNY (¥)	Aug. 16, 2017 USD ($)	Aug. 16, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 20, 2018 USD ($)	Dec. 20, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jul. 31, 2017 CNY (¥)
Proceeds from Bank Debt		$ 4,100,000	¥ 27,000,000	$ 3,500,000	¥ 23,000,000		$ 0	¥ 50,000,000	$ 7,553,366	$ 0
Short-term Debt, Percentage Bearing Fixed Interest Rate							5.66%				5.66%
Other Short-term Borrowings							$ 7,272,198		7,684,859		¥ 50,000,000
Time Deposit Excluding Interest Component													¥ 60,000,000
Interest Income, Deposits with Financial Institutions	¥ 1,404,930
Time Deposits, at Carrying Value												$ 8,930,977	¥ 61,404,430
Time Deposits [Member]
Debt Instrument, Collateral Amount														$ 8,700,000	¥ 60,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument, Face Amount						$ 7,600,000										¥ 50,000,000
Debt Instrument, Maturity Date Range, Start						Jul. 25, 2017
Debt Instrument, Maturity Date Range, End						Jul. 24, 2018
Other Short-term Borrowings | $							$ 7,272,198		$ 7,684,859